UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-4786
Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, Illinois, 60601
(Address of principal executive offices) (Zip code)

Emma Rodriguez-Ayala, Esq.
200 East Randolph Street
Suite 2900
Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Paulita Pike, Esq.
Ropes & Gray LLP
191 North Wacker Drive
32nd Floor
Chicago, Illinois 60606
Registrant's telephone number, including area code:
(312) 726-0140
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.

Ariel Fund
Institutional Class/ARAIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$ 35	0.69%
Key Fund S
tatistic
s
Net assets	$ 2,564,227,960
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	5.46%
Envista Holdings Corporation	4.30%
Covista, Inc.	3.84%
Sphere Entertainment Company	3.76%
Affiliated Managers Group, Inc.	3.63%
Bio-Rad Laboratories, Inc.	3.62%
Lazard, Inc., Class A	3.59%
J.M. Smucker Company	3.59%
Core Laboratories, Inc.	3.54%
Charles River Laboratories International, Inc.	3.52%
Industry Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Fund
Investor Class/ARGFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$ 50	0.99%
Key Fund Stati
stic
s
Net assets	$ 2,564,227,960
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	5.46%
Envista Holdings Corporation	4.30%
Covista, Inc.	3.84%
Sphere Entertainment Company	3.76%
Affiliated Managers Group, Inc.	3.63%
Bio-Rad Laboratories, Inc.	3.62%
Lazard, Inc., Class A	3.59%
J.M. Smucker Company	3.59%
Core Laboratories, Inc.	3.54%
Charles River Laboratories International, Inc.	3.52%
Industry Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Appreciation Fund
Institutional Class/CAAIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$ 42	0.83%
Key Fund St
atist
ics
Net assets	$ 874,677,016
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	3.53%
Charles River Laboratories International, Inc.	3.37%
Madison Square Garden Sports Corporation	3.37%
SLB, Inc.	3.34%
Jones Lang LaSalle, Inc.	3.28%
OneSpaWorld Holdings, Ltd.	3.18%
Knowles Corporation	3.00%
Omnicom Group, Inc.	2.97%
Generac Holdings, Inc.	2.95%
Core Laboratories, Inc.	2.91%
Industry Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Appreciation Fund
Investor Class/CAAPX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$ 58	1.14%
Key Fund S
tatis
tics
Net assets	$ 874,677,016
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Madison Square Garden Entertainment Corporation	3.53%
Charles River Laboratories International, Inc.	3.37%
Madison Square Garden Sports Corporation	3.37%
SLB, Inc.	3.34%
Jones Lang LaSalle, Inc.	3.28%
OneSpaWorld Holdings, Ltd.	3.18%
Knowles Corporation	3.00%
Omnicom Group, Inc.	2.97%
Generac Holdings, Inc.	2.95%
Core Laboratories, Inc.	2.91%
Industry Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Focus Fund
Institutional Class/AFOYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$ 39	0.75%
Key Fund Sta
tist
ics
Net assets	$ 81,230,462
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
APA Corporation	5.46%
BOK Financial Corporation	5.45%
Johnson & Johnson	5.41%
SLB, Inc.	5.27%
PHINIA, Inc.	5.01%
Prestige Consumer Healthcare, Inc.	4.91%
Chevron Corporation	4.77%
Barrick Mining Corporation	4.74%
Affiliated Managers Group, Inc.	4.67%
Snap-on, Inc.	4.53%
Industry Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Focus Fund
Investor Class/ARFFX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$ 52	1.00%
Key Fund Stat
ist
ics
Net assets	$ 81,230,462
Total number of portfolio holdings	30
Portfolio turnover rate as of the end of the reporting period	11%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
APA Corporation	5.46%
BOK Financial Corporation	5.45%
Johnson & Johnson	5.41%
SLB, Inc.	5.27%
PHINIA, Inc.	5.01%
Prestige Consumer Healthcare, Inc.	4.91%
Chevron Corporation	4.77%
Barrick Mining Corporation	4.74%
Affiliated Managers Group, Inc.	4.67%
Snap-on, Inc.	4.53%
Industry Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel International Fund
Institutional Class/AINIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$ 44	0.88%
Key Fund S
tatisti
cs
Net assets	$ 245,640,536
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	62%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.82%
BAWAG Group AG	4.17%
Lottomatica Group SpA	4.14%
Murata Manufacturing Company, Ltd.	4.00%
SUMCO Corporation	3.83%
Bank of Ireland Group plc	3.79%
Algonquin Power & Utilities Corporation	3.53%
Orange SA	3.44%
Informa plc	3.28%
Daifuku Co., Ltd.	3.23%
Sector Allocation
Financials	20.42%
Information Technology	16.38%
Communication Services	13.71%
Consumer Discretionary	13.22%
Industrials	9.40%
Utilities	8.78%
Consumer Staples	5.73%
Health Care	5.18%
Materials & Processing	5.05%
Other	0.11%
Geographic Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel International Fund
Investor Class/AINTX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$ 56	1.13%
Key Fund Sta
t
i
s
ti
c
s
Net assets	$ 245,640,536
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	62%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.82%
BAWAG Group AG	4.17%
Lottomatica Group SpA	4.14%
Murata Manufacturing Company, Ltd.	4.00%
SUMCO Corporation	3.83%
Bank of Ireland Group plc	3.79%
Algonquin Power & Utilities Corporation	3.53%
Orange SA	3.44%
Informa plc	3.28%
Daifuku Co., Ltd.	3.23%
Sector A
llo
cation
Financials	20.42%
Information Technology	16.38%
Communication Services	13.71%
Consumer Discretionary	13.22%
Industrials	9.40%
Utilities	8.78%
Consumer Staples	5.73%
Health Care	5.18%
Materials & Processing	5.05%
Other	0.11%
Geographic Allocation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Global Fund
Institutional Class/AGLYX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$ 44	0.88%
Key Fund Sta
tis
tics
Net assets	$ 54,433,260
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	65%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.32%
Intel Corporation	3.45%
Walt Disney Company	3.39%
Murata Manufacturing Company, Ltd.	3.08%
First Solar, Inc.	2.93%
Algonquin Power & Utilities Corporation	2.74%
CVS Health Corporation	2.70%
China Mengniu Dairy Company, Ltd.	2.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.55%
Daifuku Co., Ltd.	2.50%
Sector Allocation
Information Technology	24.86%
Financials	15.91%
Communication Services	13.79%
Industrials	11.03%
Health Care	7.97%
Consumer Discretionary	7.13%
Utilities	6.71%
Consumer Staples	4.87%
Materials & Processing	2.84%
Other	1.47%
Geographi
c Allo
cation
Availability of Additional Information
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Ariel Global Fund
Investor Class/AGLOX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2025 to March 31, 2026.
You can find additional information about the Fund at
arielinvestments.com/fundreports
. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$ 56	1.13%
Key Fund St
atist
ics
Net assets	$ 54,433,260
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	65%
Graphical Represen
ta
tion of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Daikin Industries, Ltd.	4.32%
Intel Corporation	3.45%
Walt Disney Company	3.39%
Murata Manufacturing Company, Ltd.	3.08%
First Solar, Inc.	2.93%
Algonquin Power & Utilities Corporation	2.74%
CVS Health Corporation	2.70%
China Mengniu Dairy Company, Ltd.	2.58%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.55%
Daifuku Co., Ltd.	2.50%
Sector Allocation
Information Technology	24.86%
Financials	15.91%
Communication Services	13.79%
Industrials	11.03%
Health Care	7.97%
Consumer Discretionary	7.13%
Utilities	6.71%
Consumer Staples	4.87%
Materials & Processing	2.84%
Other	1.47%
Geographic Allocation
Availability of Additional Informa
tio
n
Please visit
arielinvestments.com/fundreports
for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
SLOW AND STEADY WINS THE RACE

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Semi-Annual Financial Statements
March 31, 2026

Table of Contents

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Fund

Number of Shares	Common Stocks—98.30%	Value ($)
	Basic Materials—2.28%
962,642	Scotts Miracle-Gro Company	58,538,260
	Consumer Discretionary—33.87%
2,377,565	Madison Square Garden Entertainment Corporation(a)	140,062,354
855,192	Covista, Inc.(a)	98,560,878
821,771	Sphere Entertainment Company(a)	96,475,915
5,767,141	Mattel, Inc.(a)	83,796,559
4,412,725	Norwegian Cruise Line Holdings, Ltd.(a)	82,517,958
954,294	Boyd Gaming Corporation	78,423,881
3,137,950	OneSpaWorld Holdings, Ltd.	72,015,953
3,239,417	Gentex Corporation	70,781,261
3,954,349	Manchester United plc, Class A(a)	66,512,150
200,409	Madison Square Garden Sports Corporation(a)	64,411,453
1,374,773	Paramount Skydance Corporation	12,400,452
2,290,814	Leslie’s, Inc.(a)(b)	2,565,712
		868,524,526
	Consumer Staples—3.59%
953,110	J.M. Smucker Company	91,917,928
	Energy—3.54%
5,411,351	Core Laboratories, Inc.(b)	90,856,583
	Financials—17.36%
336,062	Affiliated Managers Group, Inc.	92,988,355
2,169,428	Lazard, Inc., Class A	92,157,301
1,721,271	Carlyle Group, Inc.	83,292,304
513,593	BOK Financial Corporation	65,770,719
429,910	Northern Trust Corporation	60,002,539
508,738	First American Financial Corporation	30,671,814
2,070,647	GCM Grosvenor, Inc., Class A	20,292,341
		445,175,373
	Health Care—17.25%
4,343,924	Envista Holdings Corporation(a)	110,205,352
333,105	Bio-Rad Laboratories, Inc.(a)	92,853,019
523,713	Charles River Laboratories International, Inc.(a)	90,340,492
1,264,838	Prestige Consumer Healthcare, Inc.(a)	74,966,948
6,385,388	Dentsply Sirona, Inc.	74,070,501
		442,436,312
	Industrials—17.00%
832,140	Mohawk Industries, Inc.(a)	81,932,505
375,787	Zebra Technologies Corporation, Class A(a)	78,569,546
568,165	The Middleby Corporation(a)	75,327,316
383,186	Generac Holdings, Inc.(a)	74,847,721
1,581,121	Resideo Technologies, Inc.(a)	53,299,589
7,354,458	ADT, Inc.	48,318,789
849,123	Axalta Coating Systems, Ltd.(a)	23,520,707
		435,816,173
	Real Estate—3.41%
287,118	Jones Lang LaSalle, Inc.(a)	87,375,750
	Total Common Stocks (Cost $1,960,318,956)	2,520,640,905

The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Fund (Continued)

Number of Shares	Short-Term Investments—1.89%	Value ($)
48,382,294	Northern Institutional Treasury Portfolio, 3.53%(c)	48,382,294
	Total Short-Term Investments (Cost $48,382,294)	48,382,294

	Total Investments—100.19% (Cost $2,008,701,250)	2,569,023,199
	Other Assets less Liabilities—(0.19)%	(4,795,239)
	Net Assets—100.00%	2,564,227,960
Ariel Appreciation Fund

Number of Shares	Common Stocks—99.16%	Value ($)
	Consumer Discretionary—28.73%
523,994	Madison Square Garden Entertainment Corporation(a)	30,868,487
91,678	Madison Square Garden Sports Corporation(a)	29,465,309
1,210,730	OneSpaWorld Holdings, Ltd.	27,786,253
1,023,495	Knowles Corporation(a)	26,283,352
344,597	Omnicom Group, Inc.	25,951,600
1,321,822	Norwegian Cruise Line Holdings, Ltd.(a)	24,718,071
1,412,641	Mattel, Inc.(a)	20,525,674
166,933	Sphere Entertainment Company(a)	19,597,934
769,634	Gentex Corporation	16,816,503
938,949	Manchester United plc, Class A(a)	15,793,122
323,429	CarMax, Inc.(a)	13,448,178
		251,254,483
	Consumer Staples—3.64%
181,046	J.M. Smucker Company	17,460,076
333,417	Molson Coors Brewing Company	14,356,936
		31,817,012
	Energy—6.25%
568,585	SLB, Inc.	29,219,583
1,513,465	Core Laboratories, Inc.	25,411,078
		54,630,661
	Financials—21.05%
418,784	First American Financial Corporation	25,248,487
541,863	Lazard, Inc., Class A	23,018,340
240,627	KKR & Company, Inc.	22,257,998
223,099	The Charles Schwab Corporation	20,966,844
156,226	BOK Financial Corporation	20,006,302
143,191	Northern Trust Corporation	19,985,168
394,133	Carlyle Group, Inc.	19,072,096
128,095	Aflac, Inc.	14,053,302
58,925	FactSet Research Systems, Inc.	12,786,136
118,674	RLI Corporation	6,769,165
		184,163,838
	Health Care—14.37%
171,201	Charles River Laboratories International, Inc.(a)	29,532,172
93,200	Labcorp Holdings, Inc.	24,866,692
975,302	Envista Holdings Corporation(a)	24,743,412
405,584	Prestige Consumer Healthcare, Inc.(a)	24,038,964
80,900	Bio-Rad Laboratories, Inc.(a)	22,550,875
		125,732,115
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—99.16% (continued)	Value ($)
	Industrials—19.73%
131,886	Generac Holdings, Inc.(a)	25,761,292
186,941	The Middleby Corporation(a)	24,784,638
87,507	Keysight Technologies, Inc.(a)	24,709,351
655,517	Axalta Coating Systems, Ltd.(a)	18,157,821
141,073	nVent Electric plc	16,686,114
222,403	Stanley Black & Decker, Inc.	15,803,957
45,905	Littelfuse, Inc.	15,577,862
459,422	Resideo Technologies, Inc.(a)	15,487,116
183,801	Fiserv, Inc.(a)	10,256,096
815,303	ADT, Inc.	5,356,541
		172,580,788
	Real Estate—5.39%
94,267	Jones Lang LaSalle, Inc.(a)	28,687,333
136,223	CBRE Group, Inc., Class A(a)	18,452,768
		47,140,101
	Total Common Stocks (Cost $596,247,904)	867,318,998

Number of Shares	Short-Term Investments—0.82%	Value ($)
7,204,303	Northern Institutional Treasury Portfolio, 3.53%(c)	7,204,303
	Total Short-Term Investments (Cost $7,204,303)	7,204,303

	Total Investments—99.98% (Cost $603,452,207)	874,523,301
	Other Assets less Liabilities—0.02%	153,715
	Net Assets—100.00%	874,677,016
Ariel Focus Fund

Number of Shares	Common Stocks—98.56%	Value ($)
	Basic Materials—6.94%
94,325	Barrick Mining Corporation	3,847,517
70,266	Mosaic Company	1,791,783
		5,639,300
	Consumer Discretionary—14.66%
59,431	PHINIA, Inc.	4,067,458
36,441	Boyd Gaming Corporation	2,994,721
5,801	Madison Square Garden Sports Corporation(a)	1,864,441
31,842	BorgWarner, Inc.	1,727,747
21,317	Madison Square Garden Entertainment Corporation(a)	1,255,785
		11,910,152
	Consumer Staples—3.41%
28,750	J.M. Smucker Company	2,772,650
	Energy—15.50%
104,412	APA Corporation	4,431,245
83,310	SLB, Inc.	4,281,301
18,745	Chevron Corporation	3,878,341
		12,590,887
	Financials—21.57%
34,542	BOK Financial Corporation	4,423,448
13,722	Affiliated Managers Group, Inc.	3,796,877
71,467	Bank of America Corporation	3,484,016
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—98.56% (continued)	Value ($)
	Financials—21.57% (continued)
35,162	First American Financial Corporation	2,119,917
9,189	Arthur J. Gallagher & Co.	1,990,154
7,844	FactSet Research Systems, Inc.	1,702,070
		17,516,482
	Health Care—14.88%
17,965	Johnson & Johnson	4,391,365
67,373	Prestige Consumer Healthcare, Inc.(a)	3,993,198
11,397	Labcorp Holdings, Inc.	3,040,833
2,383	Bio-Rad Laboratories, Inc.(a)	664,261
		12,089,657
	Industrials—20.21%
10,129	Snap-on, Inc.	3,679,055
6,067	Lockheed Martin Corporation	3,666,834
28,524	Mohawk Industries, Inc.(a)	2,808,473
74,529	Resideo Technologies, Inc.(a)	2,512,372
43,362	Fiserv, Inc.(a)	2,419,600
3,588	Generac Holdings, Inc.(a)	700,844
95,610	ADT, Inc.	628,158
		16,415,336
	Technology—1.39%
7,643	Oracle Corporation	1,124,362
	Total Common Stocks (Cost $54,899,684)	80,058,826

Number of Shares	Short-Term Investments—2.05%	Value ($)
1,664,971	Northern Institutional Treasury Portfolio, 3.53%(c)	1,664,971
	Total Short-Term Investments (Cost $1,664,971)	1,664,971

	Total Investments—100.61% (Cost $56,564,655)	81,723,797
	Other Assets less Liabilities—(0.61)%	(493,335)
	Net Assets—100.00%	81,230,462
Ariel International Fund

Number of Shares	Common Stocks—97.87%	Value ($)
	Austria—4.17%
67,387	BAWAG Group AG(a)	10,244,680
	Belgium—4.31%
43,103	KBC Group NV	5,275,463
50,843	Syensqo SA	2,963,767
290,821	Proximus SADP	2,353,018
		10,592,248
	Brazil—0.88%
750,924	Lojas Renner SA	2,168,755
	Canada—3.53%
1,412,878	Algonquin Power & Utilities Corporation	8,675,071
	China—3.77%
1,409,000	China Mengniu Dairy Company, Ltd.	3,112,908
517,100	Hongfa Technology Co., Ltd.	2,112,047
343,700	Kuaishou Technology	2,024,505
484,300	Minth Group, Ltd.	2,023,187
		9,272,647
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.87% (continued)	Value ($)
	Finland—1.67%
160,174	Fortum Oyj	4,096,088
	France—9.94%
412,370	Orange SA	8,454,847
213,759	Engie SA	6,888,910
70,300	Publicis Groupe SA	5,818,697
94,720	Michelin (CGDE)	3,245,003
		24,407,457
	Germany—6.91%
62,703	Wacker Chemie AG	6,207,383
98,174	Bayer AG	4,543,320
74,588	Salzgitter AG	3,229,411
66,084	Infineon Technologies AG	2,997,976
		16,978,090
	Greece—0.96%
589,412	Eurobank SA	2,360,026
	Hungary—0.49%
106,823	Wizz Air Holdings plc(a)	1,216,733
	Indonesia—0.73%
8,068,800	Bank Negara Indonesia Persero Tbk PT	1,801,882
	Ireland—3.79%
512,799	Bank of Ireland Group plc	9,303,837
	Italy—6.52%
351,811	Lottomatica Group SpA	10,158,497
452,219	Banca Monte dei Paschi di Siena SpA	3,945,851
163,316	Italgas SpA	1,902,466
		16,006,814
	Japan—28.09%
98,700	Daikin Industries, Ltd.	11,838,764
438,100	Murata Manufacturing Company, Ltd.	9,829,750
852,400	SUMCO Corporation	9,417,938
224,700	Daifuku Co., Ltd.	7,933,950
65,500	Horiba, Ltd.	7,660,637
310,100	Bandai Namco Holdings, Inc.	7,650,293
573,000	TDK Corporation	7,443,428
346,300	Bridgestone Corporation	7,216,292
		68,991,052
	Netherlands—1.57%
82,615	Koninklijke Ahold Delhaize NV	3,847,314
	South Korea—1.12%
28,005	KB Financial Group, Inc.	2,749,264
	Spain—3.16%
691,512	Banco Santander SA	7,752,347
	Switzerland—2.20%
13,520	Roche Holdings AG	5,395,708
	Taiwan—1.17%
60,000	MediaTek, Inc.	2,877,910
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.87% (continued)	Value ($)
	United Kingdom—12.89%
801,673	Informa plc	8,051,777
1,579,180	Marks & Spencer Group plc	7,115,349
2,490,683	British Telecom Group plc	6,980,307
1,286,275	Barclays plc	6,731,700
101,294	GSK plc	2,790,192
		31,669,325
	Total Common Stocks (Cost $217,737,144)	240,407,248

	Total Investments—97.87% (Cost $217,737,144)	240,407,248
	Foreign Currency, Other Assets less Liabilities—2.13%	5,233,288
	Net Assets—100.00%	245,640,536
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel International Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
04/09/2026	UBS	Australian Dollar	7,344,410	Japanese Yen	774,205,852	$184,064
04/09/2026	UBS	Australian Dollar	3,677,993	Euro	2,107,992	99,709
04/09/2026	UBS	Japanese Yen	774,205,852	Australian Dollar	7,000,578	53,136
Subtotal UBS						336,909
04/09/2026	Northern Trust	Australian Dollar	8,358,662	United States Dollar	5,613,084	153,326
04/09/2026	Northern Trust	British Pound	1,287,245	Japanese Yen	266,910,137	20,470
04/09/2026	Northern Trust	Japanese Yen	197,148,205	British Pound	937,198	2,884
04/09/2026	Northern Trust	Swiss Franc	6,007,332	Euro	6,489,901	16,119
04/09/2026	Northern Trust	Swiss Franc	5,554,045	Euro	6,008,667	5,115
04/09/2026	Northern Trust	United States Dollar	2,214,894	Australian Dollar	3,185,995	16,964
Subtotal Northern Trust						214,878
04/09/2026	JPMorgan	Australian Dollar	3,004,756	Euro	1,765,717	31,061
04/09/2026	JPMorgan	Australian Dollar	106,531	United States Dollar	71,533	1,960
04/09/2026	JPMorgan	Euro	2,263,899	British Pound	1,967,975	13,144
04/09/2026	JPMorgan	Euro	582,237	Australian Dollar	974,848	765
04/09/2026	JPMorgan	United States Dollar	1,021,733	Japanese Yen	158,036,674	25,052
04/09/2026	JPMorgan	United States Dollar	71,533	Australian Dollar	102,779	629
Subtotal JPMorgan						72,611
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$624,398

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
04/09/2026	Northern Trust	Euro	1,312,408	Japanese Yen	241,426,627	$(4,952)
04/09/2026	Northern Trust	Japanese Yen	445,327,019	Chinese Offshore Yuan	19,671,746	(49,629)
04/09/2026	Northern Trust	Swedish Krona	50,475,362	Euro	4,712,281	(114,610)
04/09/2026	Northern Trust	United States Dollar	741,576	Australian Dollar	1,082,991	(5,550)
Subtotal Northern Trust						(174,741)
04/09/2026	JPMorgan	Australian Dollar	1,890,762	United States Dollar	1,338,218	(33,834)
04/09/2026	JPMorgan	Australian Dollar	1,863,245	United States Dollar	1,321,308	(35,906)
04/09/2026	JPMorgan	Australian Dollar	4,385,264	United States Dollar	3,116,839	(91,567)
04/09/2026	JPMorgan	British Pound	395,162	Euro	452,364	(74)
04/09/2026	JPMorgan	British Pound	1,576,775	Euro	1,811,535	(7,825)
04/09/2026	JPMorgan	Japanese Yen	160,348,733	United States Dollar	1,021,733	(10,470)
Subtotal JPMorgan						(179,676)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(354,417)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$269,981
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Global Fund

Number of Shares	Common Stocks—96.06%	Value ($)
	Austria—1.75%
6,273	BAWAG Group AG(a)	953,669
	Belgium—0.28%
2,581	Syensqo SA	150,453
	Brazil—1.10%
206,507	Lojas Renner SA	596,416
	Canada—2.74%
242,997	Algonquin Power & Utilities Corporation	1,492,002
	China—5.47%
635,000	China Mengniu Dairy Company, Ltd.	1,402,908
95,000	Kuaishou Technology	559,581
128,000	Minth Group, Ltd.	534,726
117,599	Hongfa Technology Co., Ltd.	480,322
		2,977,537
	Finland—1.38%
29,373	Fortum Oyj	751,148
	France—4.49%
53,018	Orange SA	1,087,031
24,697	Engie SA	795,921
6,770	Publicis Groupe SA	560,350
		2,443,302
	Germany—4.86%
9,699	Wacker Chemie AG	960,168
16,056	Bayer AG	743,043
11,186	Infineon Technologies AG	507,466
10,062	Salzgitter AG	435,651
		2,646,328
	Greece—1.48%
201,054	Eurobank SA	805,027
	Hungary—0.51%
24,639	Wizz Air Holdings plc(a)	280,642
	Indonesia—0.84%
2,039,200	Bank Negara Indonesia Persero Tbk PT	455,383
	Ireland—2.13%
63,844	Bank of Ireland Group plc	1,158,337
	Italy—3.56%
41,652	Lottomatica Group SpA	1,202,696
84,309	Banca Monte dei Paschi di Siena SpA	735,641
		1,938,337
	Japan—18.26%
19,600	Daikin Industries, Ltd.	2,350,960
74,800	Murata Manufacturing Company, Ltd.	1,678,305
38,500	Daifuku Co., Ltd.	1,359,400
114,900	SUMCO Corporation	1,269,499
8,900	Horiba, Ltd.	1,040,911
41,900	Bandai Namco Holdings, Inc.	1,033,690
53,500	TDK Corporation	694,980
24,600	Bridgestone Corporation	512,621
		9,940,366
	South Korea—2.27%
7,043	KB Financial Group, Inc.	691,415
957	SK Hynix, Inc.	542,968
		1,234,383
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Global Fund (Continued)

Number of Shares	Common Stocks—96.06% (continued)	Value ($)
	Spain—1.14%
55,484	Banco Santander SA	622,016
	Taiwan—5.51%
24,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,388,029
23,000	MediaTek, Inc.	1,103,199
16,000	Airtac International Group	509,607
		3,000,835
	United Arab Emirates—0.95%
158,400	Emaar Properties PJSC	518,354
	United Kingdom—7.75%
276,943	Marks & Spencer Group plc	1,247,829
394,767	British Telecom Group plc	1,106,361
104,714	Informa plc	1,051,718
155,600	Barclays plc	814,330
		4,220,238
	United States—29.59%
42,585	Intel Corporation(a)	1,879,276
19,167	Walt Disney Company	1,847,315
8,084	First Solar, Inc.(a)	1,594,650
20,489	CVS Health Corporation	1,471,520
22,016	Bristol-Myers Squibb Company	1,335,270
44,627	AT&T, Inc.	1,293,737
48,071	Hewlett Packard Enterprise Company	1,144,570
5,330	M&T Bank Corporation	1,101,818
2,865	FedEx Corporation	1,020,456
5,673	Gilead Sciences, Inc.	790,646
16,983	Fifth Third Bancorp	789,030
1,852	Microsoft Corporation	685,555
14,272	CenterPoint Energy, Inc.	615,980
10,985	Bank of America Corporation	535,519
		16,105,342
	Total Common Stocks (Cost $47,332,130)	52,290,115

Number of Shares	Short-Term Investments—0.10%	Value ($)
54,165	Northern Institutional Treasury Portfolio, 3.53%(c)	54,165
	Total Short-Term Investments (Cost $54,165)	54,165

	Total Investments—96.16% (Cost $47,386,295)	52,344,280
	Foreign Currency, Other Assets less Liabilities—3.84%	2,088,980
	Net Assets—100.00%	54,433,260
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments
As of March 31, 2026 (Unaudited)
Ariel Global Fund (Continued)

Open Forward Currency Contracts
Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
04/09/2026	Northern Trust	Australian Dollar	803,243	Japanese Yen	84,679,528	$20,092
04/09/2026	Northern Trust	Japanese Yen	80,050,763	Australian Dollar	723,029	6,054
Subtotal Northern Trust						26,146
04/09/2026	JPMorgan	Canadian Dollar	541,227	British Pound	290,802	4,317
04/09/2026	JPMorgan	Euro	153,182	British Pound	133,331	662
04/09/2026	JPMorgan	United States Dollar	8,140,276	Euro	6,949,391	104,151
04/09/2026	JPMorgan	United States Dollar	1,080,064	Japanese Yen	164,266,251	44,095
04/09/2026	JPMorgan	United States Dollar	1,445,779	British Pound	1,074,304	23,848
04/09/2026	JPMorgan	United States Dollar	576,709	Euro	482,752	18,465
04/09/2026	JPMorgan	United States Dollar	580,845	Euro	486,837	17,877
04/09/2026	JPMorgan	United States Dollar	579,018	British Pound	424,151	17,618
04/09/2026	JPMorgan	United States Dollar	1,310,515	Japanese Yen	205,694,351	13,273
Subtotal JPMorgan						244,306
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$270,452

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
04/09/2026	Northern Trust	Canadian Dollar	620,908	Chinese Offshore Yuan	3,104,501	$(4,539)
04/09/2026	Northern Trust	Swedish Krona	3,451,879	Japanese Yen	59,275,669	(9,013)
Subtotal Northern Trust						(13,552)
04/09/2026	JPMorgan	British Pound	61,615	Canadian Dollar	114,679	(917)
04/09/2026	JPMorgan	British Pound	133,331	Euro	154,044	(1,658)
04/09/2026	JPMorgan	Euro	502,588	United States Dollar	582,296	(1,115)
04/09/2026	JPMorgan	Euro	195,385	United States Dollar	230,591	(4,652)
04/09/2026	JPMorgan	Euro	1,806,478	Japanese Yen	332,133,727	(5,678)
04/09/2026	JPMorgan	Japanese Yen	164,266,251	Euro	907,005	(12,873)
04/09/2026	JPMorgan	United States Dollar	995,380	Japanese Yen	158,565,425	(4,636)
Subtotal JPMorgan						(31,529)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(45,081)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$225,371

(a)	Non-income producing.
(b)	Affiliated company (See Note Seven, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of March 31, 2026.
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Assets & Liabilities
As of March 31, 2026 (Unaudited)

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Assets
Investments in Unaffiliated Issuers, at Value (cost $1,731,748,333, $596,247,904 and $54,899,684, respectively)	$2,427,218,610	$867,318,998	$80,058,826
Investments in Affiliated Issuers, at Value (cost $228,570,623)	93,422,295 (a)	—	—
Short-Term Investments, at Value (cost $48,382,294, $7,204,303 and $1,664,971, respectively)	48,382,294	7,204,303	1,664,971
Dividends and Interest Receivable	1,237,735	642,403	42,145
Receivable for Dividend Reclaims	—	—	3,962
Receivable for Fund Shares Sold	5,275,023	39,097	12,305
Prepaid and Other Assets	123,918	52,150	16,863
Total Assets	2,575,659,875	875,256,951	81,799,072
Liabilities
Payable for Securities Purchased	10,049,045	—	483,648
Payable for Fund Shares Redeemed	854,196	346,101	54,753
Accrued Expenses:
Shareholder Service Fees	152,202	70,223	1,187
Transfer Agent Fees	212,036	86,201	8,296
Custody Fees	3,768	1,622	667
Trustee Fees	18,096	6,604	446
Other Liabilities	142,572	69,184	19,613
Total Liabilities	11,431,915	579,935	568,610
Net Assets	$2,564,227,960	$874,677,016	$81,230,462
Net Assets Consist of
Paid-in Capital	$1,835,448,849	$561,006,068	$53,592,184
Distributable Earnings	728,779,111	313,670,948	27,638,278
Net Assets	$2,564,227,960	$874,677,016	$81,230,462
Investor Class Shares
Net Assets	$1,133,559,747	$721,667,833	$56,146,536
Shares Outstanding (no par value, unlimited authorized)	15,592,707	18,495,673	3,006,473
Net Asset Value, Offering and Redemption Price per Share	$72.70	$39.02	$18.68
Institutional Class Shares
Net Assets	$1,430,668,213	$153,009,183	$25,083,926
Shares Outstanding (no par value, unlimited authorized)	19,583,248	3,894,738	1,334,890
Net Asset Value, Offering and Redemption Price per Share	$73.06	$39.29	$18.79

(a)	See Note Seven, Transactions with Affiliated Companies, for information on affiliated issuers.
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Statements of Assets & Liabilities
As of March 31, 2026 (Unaudited)

	Ariel International Fund	Ariel Global Fund
Assets
Investments in Unaffiliated Issuers, at Value (cost $217,737,144 and $47,332,130, respectively)	$240,407,248	$52,290,115
Short-Term Investments, at Value (cost $— and $54,165, respectively)	—	54,165
Foreign Currencies (cost $74,683 and $19,044, respectively)	74,683	19,081
Dividends and Interest Receivable	589,734	131,593
Receivable for Dividend Reclaims	3,975,491	453,694
Receivable for Fund Shares Sold	37,081	1,306,414
Receivable for Securities and Foreign Currencies Sold	496,407	—
Unrealized Appreciation on Forward Currency Contracts	624,398	270,452
Prepaid and Other Assets	32,234	25,376
Total Assets	246,237,276	54,550,890
Liabilities
Cash Overdraft	3,992	—
Payable for Securities and Foreign Currencies Purchased	816	—
Payable for Fund Shares Redeemed	160,713	—
Unrealized Depreciation on Forward Currency Contracts	354,417	45,081
Accrued Expenses:
Shareholder Service Fees	13,634	3,238
Transfer Agent Fees	21,519	5,847
Custody Fees	18,209	10,170
Trustee Fees	1,829	239
Other Liabilities	21,611	53,055
Total Liabilities	596,740	117,630
Net Assets	$245,640,536	$54,433,260
Net Assets Consist of
Paid-in Capital	$199,657,497	$45,304,740
Distributable Earnings	45,983,039	9,128,520
Net Assets	$245,640,536	$54,433,260
Investor Class Shares
Net Assets	$17,155,303	$12,147,733
Shares Outstanding (no par value, unlimited authorized)	1,101,079	906,505
Net Asset Value, Offering and Redemption Price per Share	$15.58	$13.40
Institutional Class Shares
Net Assets	$228,485,233	$42,285,527
Shares Outstanding (no par value, unlimited authorized)	15,001,187	3,330,118
Net Asset Value, Offering and Redemption Price per Share	$15.23	$12.70
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Operations
Six Months Ended March 31, 2026 (Unaudited)

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Investment Income
Dividends
Unaffiliated Issuers	$11,369,102	$4,938,115	$717,176 (a)
Affiliated Issuers	119,144 (b)	—	—
Interest	1,226,936	183,100	25,841
Total Investment Income	12,715,182	5,121,215	743,017
Expenses
Management Fees	7,536,863	3,272,609	253,586
Distribution Fees (Investor Class)	1,486,810	931,752	67,536
Shareholder Service Fees
Investor Class	455,181	252,559	12,922
Institutional Class	247,567	17,637	1,965
Transfer Agent Fees and Expenses
Investor Class	157,165	107,585	9,981
Institutional Class	132,756	14,530	2,437
Printing and Postage Expenses
Investor Class	66,098	41,844	4,053
Institutional Class	42,631	6,052	1,664
Trustees' Fees and Expenses	260,898	90,475	7,592
Professional Fees	145,663	60,534	18,973
Custody Fees and Expenses	14,140	5,865	1,909
Administration Fees	1,500	1,500	1,500
Federal and State Registration Fees	30,922	21,353	19,087
Miscellaneous Expenses	170,918	63,849	9,824
Total Expenses Before Reimbursements	10,749,112	4,888,144	413,029
Expense Reimbursements	—	—	(52,890)
Net Expenses	10,749,112	4,888,144	360,139
Net Investment Income	1,966,070	233,071	382,878
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	241,326,155	57,123,402	3,417,668
Affiliated Issuers	(7,659,439)	—	—
Total Realized Gain (Loss) on Investments	233,666,716	57,123,402	3,417,668
Change in Net Unrealized Appreciation (Depreciation) on Investments
Unaffiliated Issuers	(217,737,609)	(19,808,421)	1,307,816
Affiliated Issuers	28,298,440	—	—
Total Change in Net Unrealized Appreciation (Depreciation) on Investments	(189,439,169)	(19,808,421)	1,307,816
Net Gain (Loss) on Investments	44,227,547	37,314,981	4,725,484
Net Increase (Decrease) in Net Assets Resulting from Operations	$46,193,617	$37,548,052	$5,108,362

(a)	Net of $10,326 in foreign taxes withheld.
(b)	See Note Seven, Transactions with Affiliated Companies, for information on affiliated issuers.
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Statements of Operations
Six Months Ended March 31, 2026 (Unaudited)

	Ariel International Fund	Ariel Global Fund
Investment Income
Dividends
Unaffiliated Issuers	$1,902,586 (a)	$440,612 (a)
Interest	22,277	4,743
Tax Reclaims	111,269	—
Total Investment Income	2,036,132	445,355
Expenses
Management Fees	1,058,860	220,563
Distribution Fees (Investor Class)	26,493	16,130
Shareholder Service Fees
Investor Class	10,867	4,139
Institutional Class	71,622	8,280
Transfer Agent Fees and Expenses
Investor Class	4,081	3,443
Institutional Class	24,378	4,471
Printing and Postage Expenses
Investor Class	2,481	2,104
Institutional Class	8,211	2,830
Trustees' Fees and Expenses	27,152	5,499
Professional Fees	43,008	23,684
Custody Fees and Expenses	45,141	16,776
Administration Fees	17,532	10,676
Fund Accounting Fees	8,662	4,113
Federal and State Registration Fees	17,866	17,642
Interest Expense	5,340	125
Miscellaneous Expenses	22,432	8,668
Total Expenses Before Reimbursements	1,394,126	349,143
Expense Reimbursements	(197,545)	(90,268)
Net Expenses	1,196,581	258,875
Net Investment Income	839,551	186,480
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on
Investments	31,519,348	5,613,682
Foreign Currency Transactions	63,445	(118,211)
Forward Currency Contracts	158,570	409,315
Total Realized Gain (Loss) on Investments	31,741,363	5,904,786
Change in Net Unrealized Appreciation (Depreciation) on
Investments	(34,117,374)	(6,131,466)
Foreign Currency Translation	(67,127)	(7,812)
Forward Currency Contracts	332,086	296,243
Total Change in Net Unrealized Appreciation (Depreciation) on Investments	(33,852,415)	(5,843,035)
Net Gain (Loss) on Investments	(2,111,052)	61,751
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,271,501)	$248,231

(a)	Net of $313,485 and $40,291 in foreign taxes withheld, respectively.
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes
in Net Assets

	Ariel Fund		Ariel Appreciation Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations
Net Investment Income (Loss)	$1,966,070	$3,132,519	$233,071	$874,996
Net Realized Gain (Loss) on Investments	233,666,716	309,208,279	57,123,402	108,214,191
Change in Net Unrealized Appreciation (Depreciation) on Investments	(189,439,169)	(92,029,868)	(19,808,421)	(51,314,476)
Net Increase (Decrease) in Net Assets from Operations	46,193,617	220,310,930	37,548,052	57,774,711
Distributions to Shareholders
Investor Class	(126,835,540)	(62,826,212)	(85,029,526)	(44,966,329)
Institutional Class	(148,353,362)	(84,622,563)	(17,669,882)	(11,137,302)
Total Distributions	(275,188,902)	(147,448,775)	(102,699,408)	(56,103,631)
Share Transactions
Proceeds from Shares Sold
Investor Class	18,467,029	44,244,652	5,143,862	11,251,806
Institutional Class	187,449,878	246,664,867	17,681,843	14,065,141
Distributions Reinvested
Investor Class	123,938,621	61,252,434	83,475,068	44,122,935
Institutional Class	142,993,909	82,052,724	16,759,110	10,406,298
Cost of Shares Redeemed
Investor Class	(103,306,837)	(203,840,542)	(64,099,148)	(122,057,896)
Institutional Class	(161,558,368)	(505,553,718)	(15,427,660)	(74,714,214)
Net Increase (Decrease) in Net Assets from Share Transactions	207,984,232	(275,179,583)	43,533,075	(116,925,930)
Total Increase (Decrease) in Net Assets	(21,011,053)	(202,317,428)	(21,618,281)	(115,254,850)
Net Assets
Beginning of Period	2,585,239,013	2,787,556,441	896,295,297	1,011,550,147
End of Period	$2,564,227,960	$2,585,239,013	$874,677,016	$896,295,297
Share Transactions
Investor Class Shares
Shares Sold	237,320	602,081	125,491	289,703
Shares Reinvested	1,696,627	854,050	2,169,311	1,130,777
Shares Redeemed	(1,340,777)	(2,802,081)	(1,572,990)	(3,090,168)
Net Increase (Decrease)	593,170	(1,345,950)	721,812	(1,669,688)
Institutional Class Shares
Shares Sold	2,463,123	3,367,529	421,135	357,570
Shares Reinvested	1,949,474	1,143,592	432,940	266,078
Shares Redeemed	(2,091,641)	(7,114,532)	(375,338)	(1,928,356)
Net Increase (Decrease)	2,320,956	(2,603,411)	478,737	(1,304,708)
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Statements of Changes
in Net Assets

	Ariel Focus Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations
Net Investment Income (Loss)	$382,878	$671,029
Net Realized Gain (Loss) on Investments	3,417,668	8,511,653
Change in Net Unrealized Appreciation (Depreciation) on Investments	1,307,816	3,714,110
Net Increase (Decrease) in Net Assets from Operations	5,108,362	12,896,792
Distributions to Shareholders
Investor Class	(5,942,738)	(1,013,685)
Institutional Class	(2,615,836)	(520,608)
Total Distributions	(8,558,574)	(1,534,293)
Share Transactions
Proceeds from Shares Sold
Investor Class	3,665,994	3,797,148
Institutional Class	389,873	250,339
Distributions Reinvested
Investor Class	5,720,419	975,797
Institutional Class	2,585,517	515,111
Cost of Shares Redeemed
Investor Class	(4,924,555)	(4,193,800)
Institutional Class	(443,097)	(2,630,841)
Net Increase (Decrease) in Net Assets from Share Transactions	6,994,151	(1,286,246)
Total Increase (Decrease) in Net Assets	3,543,939	10,076,253
Net Assets
Beginning of Period	77,686,523	67,610,270
End of Period	$81,230,462	$77,686,523
Share Transactions
Investor Class Shares
Shares Sold	198,587	219,761
Shares Reinvested	331,043	60,571
Shares Redeemed	(267,656)	(253,845)
Net Increase (Decrease)	261,974	26,487
Institutional Class Shares
Shares Sold	20,782	15,311
Shares Reinvested	148,764	31,895
Shares Redeemed	(23,590)	(162,698)
Net Increase (Decrease)	145,956	(115,492)
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes
in Net Assets

	Ariel International Fund		Ariel Global Fund
	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
Operations
Net Investment Income (Loss)	$839,551	$6,494,815	$186,480	$1,087,269
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts	31,741,363	27,221,695	5,904,786	7,514,021
Change in Net Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations and Forward Currency Contracts	(33,852,415)	14,094,213	(5,843,035)	(1,181,612)
Net Increase (Decrease) in Net Assets from Operations	(1,271,501)	47,810,723	248,231	7,419,678
Distributions to Shareholders
Investor Class	(2,883,265)	(1,063,492)	(1,854,382)	(2,663,660)
Institutional Class	(33,760,903)	(12,077,429)	(6,200,552)	(8,189,023)
Total Distributions	(36,644,168)	(13,140,921)	(8,054,934)	(10,852,683)
Share Transactions
Proceeds from Shares Sold
Investor Class	2,152,566	8,672,236	896,078	2,375,403
Institutional Class	14,255,817	18,999,549	1,813,789	1,419,340
Distributions Reinvested
Investor Class	2,667,149	986,877	1,659,628	2,341,084
Institutional Class	31,824,358	11,326,819	6,144,098	8,098,214
Cost of Shares Redeemed
Investor Class	(6,168,652)	(10,547,143)	(1,544,679)	(3,655,002)
Institutional Class	(30,566,667)	(35,561,293)	(1,271,525)	(10,143,751)
Net Increase (Decrease) in Net Assets from Share Transactions	14,164,571	(6,122,955)	7,697,389	435,288
Total Increase (Decrease) in Net Assets	(23,751,098)	28,546,847	(109,314)	(2,997,717)
Net Assets
Beginning of Period	269,391,634	240,844,787	54,542,574	57,540,291
End of Period	$245,640,536	$269,391,634	$54,433,260	$54,542,574
Share Transactions
Investor Class Shares
Shares Sold	128,381	540,624	59,959	164,303
Shares Reinvested	169,450	70,541	122,845	180,779
Shares Redeemed	(378,840)	(646,837)	(105,918)	(255,280)
Net Increase (Decrease)	(81,009)	(35,672)	76,886	89,802
Institutional Class Shares
Shares Sold	875,366	1,230,022	139,140	105,436
Shares Reinvested	2,069,204	827,984	480,383	656,789
Shares Redeemed	(1,909,399)	(2,401,620)	(87,870)	(659,418)
Net Increase (Decrease)	1,035,171	(343,614)	531,653	102,807
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Financial Highlights
  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Fund (Investor Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.01	$76.86	$63.65	$60.46	$85.09	$54.40
Income from Investment Operations
Net Investment Income (Loss)	(0.01)(a)	(0.04)(a)	0.25	0.33	0.39	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.41	7.16	16.44	8.47	(20.38)	34.33
Total from Investment Operations	1.40	7.12	16.69	8.80	(19.99)	34.29
Distributions to Shareholders
Dividends from Net Investment Income	(0.11)	(0.09)	(0.29)	(0.27)	(0.03)	(0.20)
Distributions from Capital Gains	(8.60)	(3.88)	(3.19)	(5.34)	(4.61)	(3.40)
Total Distributions	(8.71)	(3.97)	(3.48)	(5.61)	(4.64)	(3.60)
Net Asset Value, End of Period	$72.70	$80.01	$76.86	$63.65	$60.46	$85.09
Total Return	1.69%(b)	9.86%	27.63%	14.56%	(25.05)%	65.59%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$1,133,560	$1,200,170	$1,256,282	$1,144,615	$1,110,849	$1,778,696
Ratios to Average Net Assets:
Expenses	0.99%(c)	1.01%	1.00%	0.99%	0.98%	1.00%
Ratio of net investment income	(0.01)%(c)	(0.05)%	0.19%	0.47%	0.31%	0.15%
Portfolio Turnover Rate	19%(b)	17%	17%	20%	33%	24%

		Year Ended September 30
Ariel Fund (Institutional Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$80.24	$77.08	$63.82	$60.64	$85.34	$54.53
Income from Investment Operations
Net Investment Income (Loss)	0.11 (a)	0.19 (a)	0.37	0.47	0.38	0.25
Net Realized and Unrealized Gain (Loss) on Investments	1.41	7.18	16.57	8.55	(20.17)	34.34
Total from Investment Operations	1.52	7.37	16.94	9.02	(19.79)	34.59
Distributions to Shareholders
Dividends from Net Investment Income	(0.10)	(0.33)	(0.49)	(0.50)	(0.30)	(0.38)
Distributions from Capital Gains	(8.60)	(3.88)	(3.19)	(5.34)	(4.61)	(3.40)
Total Distributions	(8.70)	(4.21)	(3.68)	(5.84)	(4.91)	(3.78)
Net Asset Value, End of Period	$73.06	$80.24	$77.08	$63.82	$60.64	$85.34
Total Return	1.85%(b)	10.22%	28.01%	14.91%	(24.82)%	66.12%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$1,430,668	$1,385,069	$1,531,274	$1,405,672	$1,208,385	$1,273,796
Ratios to Average Net Assets:
Expenses	0.69%(c)	0.70%	0.69%	0.68%	0.67%	0.69%
Net Investment Income	0.29%(c)	0.26%	0.51%	0.77%	0.65%	0.45%
Portfolio Turnover Rate	19%(b)	17%	17%	20%	33%	24%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights
  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Appreciation Fund (Investor Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.27	$41.83	$37.82	$36.32	$50.93	$38.76
Income from Investment Operations
Net Investment Income (Loss)	(— )(a)	0.02 (b)	0.26	0.33	0.06	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1.71	2.82	6.22	5.15	(7.89)	16.31
Total from Investment Operations	1.71	2.84	6.48	5.48	(7.83)	16.43
Distributions to Shareholders
Dividends from Net Investment Income	(0.01)	(0.17)	(0.32)	(0.25)	(0.21)	(0.24)
Distributions from Capital Gains	(4.95)	(2.23)	(2.15)	(3.73)	(6.57)	(4.02)
Total Distributions	(4.96)	(2.40)	(2.47)	(3.98)	(6.78)	(4.26)
Net Asset Value, End of Period	$39.02	$42.27	$41.83	$37.82	$36.32	$50.93
Total Return	4.21%(c)	7.26%	18.31%	14.95%	(18.50)%	45.27%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$721,668	$751,248	$813,234	$794,113	$838,963	$1,101,184
Ratios to Average Net Assets:
Expenses	1.14%(d)	1.15%	1.14%	1.12%	1.10%	1.12%
Net Investment Income	(— )%(d),(e)	0.04%	0.53%	0.64%	0.57%	0.55%
Portfolio Turnover Rate	11%(c)	25%	17%	17%	26%	24%

		Year Ended September 30
Ariel Appreciation Fund (Institutional Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$42.46	$42.01	$37.99	$36.47	$51.10	$38.86
Income from Investment Operations
Net Investment Income (Loss)	0.06	0.14 (b)	0.35	0.31	0.29	0.36
Net Realized and Unrealized Gain (Loss) on Investments	1.73	2.84	6.27	5.32	(8.00)	16.26
Total from Investment Operations	1.79	2.98	6.62	5.63	(7.71)	16.62
Distributions to Shareholders
Dividends from Net Investment Income	(0.01)	(0.30)	(0.45)	(0.38)	(0.35)	(0.36)
Distributions from Capital Gains	(4.95)	(2.23)	(2.15)	(3.73)	(6.57)	(4.02)
Total Distributions	(4.96)	(2.53)	(2.60)	(4.11)	(6.92)	(4.38)
Net Asset Value, End of Period	$39.29	$42.46	$42.01	$37.99	$36.47	$51.10
Total Return	4.39%(c)	7.60%	18.64%	15.32%	(18.24)%	45.74%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$153,009	$145,047	$198,316	$223,943	$175,831	$267,375
Ratios to Average Net Assets:
Expenses	0.83%(d)	0.84%	0.83%	0.81%	0.79%	0.81%
Net Investment Income	0.31%(d)	0.35%	0.84%	0.96%	0.87%	0.87%
Portfolio Turnover Rate	11%(c)	25%	17%	17%	26%	24%

(a)	Amount is less than $(0.005).
(b)	Calculated based on average shares outstanding.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount is less than (0.05)%.
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Financial Highlights
  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Focus Fund (Investor Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.72	$16.79	$13.62	$13.67	$16.60	$12.13
Income from Investment Operations
Net Investment Income (Loss)	0.08 (a)	0.15 (a)	0.17	0.19	0.13	0.16
Net Realized and Unrealized Gain (Loss) on Investments	1.09	3.15	3.48	0.93	(2.50)	4.65
Total from Investment Operations	1.17	3.30	3.65	1.12	(2.37)	4.81
Distributions to Shareholders
Dividends from Net Investment Income	(0.18)	(0.18)	(0.22)	(0.16)	(0.14)	(0.12)
Distributions from Capital Gains	(2.03)	(0.19)	(0.26)	(1.01)	(0.42)	(0.22)
Total Distributions	(2.21)	(0.37)	(0.48)	(1.17)	(0.56)	(0.34)
Net Asset Value, End of Period	$18.68	$19.72	$16.79	$13.62	$13.67	$16.60
Total Return	6.77%(b)	20.14%	27.54%	7.83%	(14.91)%	40.39%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$56,146	$54,134	$45,632	$40,907	$40,429	$43,721
Ratios to Average Net Assets:
Expenses, Including Waivers	1.00%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, Excluding Waivers	1.15%(c)	1.19%	1.18%	1.16%	1.13%	1.20%
Net Investment Income, Including Waivers	0.90%(c)	0.92%	1.15%	1.31%	0.91%	0.92%
Net Investment Income, Excluding Waivers	0.75%(c)	0.73%	0.97%	1.15%	0.78%	0.72%
Portfolio Turnover Rate	11%(b)	31%	19%	17%	33%	63%

		Year Ended September 30
Ariel Focus Fund (Institutional Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.81	$16.85	$13.66	$13.70	$16.63	$12.14
Income from Investment Operations
Net Investment Income (Loss)	0.11 (a)	0.20 (a)	0.21	0.21	0.18	0.18
Net Realized and Unrealized Gain (Loss) on Investments	1.08	3.16	3.49	0.96	(2.52)	4.67
Total from Investment Operations	1.19	3.36	3.70	1.17	(2.34)	4.85
Distributions to Shareholders
Dividends from Net Investment Income	(0.18)	(0.21)	(0.25)	(0.20)	(0.17)	(0.14)
Distributions from Capital Gains	(2.03)	(0.19)	(0.26)	(1.01)	(0.42)	(0.22)
Total Distributions	(2.21)	(0.40)	(0.51)	(1.21)	(0.59)	(0.36)
Net Asset Value, End of Period	$18.79	$19.81	$16.85	$13.66	$13.70	$16.63
Total Return	6.90%(b)	20.47%	27.93%	8.05%	(14.72)%	40.73%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$25,084	$23,553	$21,978	$20,500	$16,147	$17,835
Ratios to Average Net Assets:
Expenses, Including Waivers	0.75%(c)	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, Excluding Waivers	0.85%(c)	0.89%	0.87%	0.86%	0.85%	0.86%
Net Investment Income, Including Waivers	1.15%(c)	1.17%	1.38%	1.57%	1.17%	1.14%
Net Investment Income, Excluding Waivers	1.05%(c)	1.03%	1.26%	1.46%	1.07%	1.03%
Portfolio Turnover Rate	11%(b)	31%	19%	17%	33%	63%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights
  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel International Fund (Investor Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$18.13	$15.80	$13.43	$11.50	$14.69	$13.68
Income from Investment Operations
Net Investment Income (Loss)	0.03 (a)	0.41 (a)	0.51	0.68	0.14	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)	2.80	2.09	1.25	(2.95)	0.86
Total from Investment Operations	(0.11)	3.21	2.60	1.93	(2.81)	1.22
Distributions to Shareholders
Dividends from Net Investment Income	(0.40)	(0.55)	(0.23)	—	(0.38)	(0.21)
Distributions from Capital Gains	(2.04)	(0.33)	—	—	—	—
Total Distributions	(2.44)	(0.88)	(0.23)	—	(0.38)	(0.21)
Net Asset Value, End of Period	$15.58	$18.13	$15.80	$13.43	$11.50	$14.69
Total Return	(0.74)%(b)	22.01%	19.60%	16.78%	(19.70)%	9.00%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$17,156	$21,430	$19,237	$18,879	$21,887	$23,717
Ratios to Average Net Assets:
Expenses, Including Waivers	1.13%(c)	1.13%	1.17%(d)	1.13%	1.13%	1.13%
Expenses, Excluding Waivers	1.36%(c)	1.38%	1.40%	1.28%	1.28%	1.30%
Net Investment Income, Including Waivers	0.37%(c)	2.57%	2.16%	2.40%	2.27%	2.41%
Net Investment Income, Excluding Waivers	0.14%(c)	2.32%	1.93%	2.25%	2.12%	2.24%
Portfolio Turnover Rate	62%(b)	89%	69%	17%	20%	22%

		Year Ended September 30
Ariel International Fund (Institutional Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.75	$15.49	$13.18	$11.25	$14.38	$13.39
Income from Investment Operations
Net Investment Income (Loss)	0.05 (a)	0.43 (a)	0.77	0.40	0.41	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)	2.75	1.81	1.53	(3.13)	0.89
Total from Investment Operations	(0.08)	3.18	2.58	1.93	(2.72)	1.23
Distributions to Shareholders
Dividends from Net Investment Income	(0.40)	(0.59)	(0.27)	—	(0.41)	(0.24)
Distributions from Capital Gains	(2.04)	(0.33)	—	—	—	—
Total Distributions	(2.44)	(0.92)	(0.27)	—	(0.41)	(0.24)
Net Asset Value, End of Period	$15.23	$17.75	$15.49	$13.18	$11.25	$14.38
Total Return	(0.58)%(b)	22.27%	19.86%	17.16%	(19.51)%	9.26%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$228,485	$247,962	$221,608	$542,585	$579,845	$837,624
Ratios to Average Net Assets:
Expenses, Including Waivers	0.88%(c)	0.88%	0.91%(d)	0.88%	0.88%	0.88%
Expenses, Excluding Waivers	1.03%(c)	1.05%	1.01%	0.92%	0.93%	0.93%
Net Investment Income, Including Waivers	0.66%(c)	2.75%	2.09%	2.61%	2.53%	2.75%
Net Investment Income, Excluding Waivers	0.51%(c)	2.58%	1.99%	2.57%	2.48%	2.70%
Portfolio Turnover Rate	62%(b)	89%	69%	17%	20%	22%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Expense ratio exceeds the expense cap due to the impact of certain expenses which are excluded from the expense cap.
The accompanying notes are an integral part of the financial statements.
SLOW AND STEADY WINS THE RACE

Financial Highlights
  For a Share Outstanding Throughout Each Period

		Year Ended September 30
Ariel Global Fund (Investor Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$15.59	$17.26	$17.17	$15.57	$17.65	$15.36
Income from Investment Operations
Net Investment Income (Loss)	0.04 (a)	0.28 (a)	0.03	0.49	0.34	0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.02	1.67	2.93	1.91	(2.05)	2.12
Total from Investment Operations	0.06	1.95	2.96	2.40	(1.71)	2.43
Distributions to Shareholders
Dividends from Net Investment Income	(0.32)	(0.10)	(0.89)	(0.73)	(0.37)	(0.14)
Distributions from Capital Gains	(1.93)	(3.52)	(1.98)	(0.07)	—	—
Total Distributions	(2.25)	(3.62)	(2.87)	(0.80)	(0.37)	(0.14)
Net Asset Value, End of Period	$13.40	$15.59	$17.26	$17.17	$15.57	$17.65
Total Return	0.33%(b)	15.53%	19.89%	15.64%	(9.99)%	15.91%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$12,148	$12,931	$12,766	$12,920	$10,781	$12,053
Ratios to Average Net Assets:
Expenses, Including Waivers	1.13%(c)	1.19%(d)	1.14%(d)	1.15%(d)	1.13%	1.13%
Expenses, Excluding Waivers	1.52%(c)	1.69%	1.53%	1.37%	1.30%	1.36%
Net Investment Income, Including Waivers	0.49%(c)	1.97%	0.93%	3.13%	1.93%	1.73%
Net Investment Income, Excluding Waivers	0.10%(c)	1.47%	0.54%	2.90%	1.76%	1.50%
Portfolio Turnover Rate	65%(b)	99%	78%	31%	19%	24%

		Year Ended September 30
Ariel Global Fund (Institutional Class)	Six Months Ended March 31, 2026 (Unaudited)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.87	$16.61	$16.62	$15.08	$17.11	$14.87
Income from Investment Operations
Net Investment Income (Loss)	0.05 (a)	0.30 (a)	0.08	1.07	0.43	0.25
Net Realized and Unrealized Gain (Loss) on Investments	0.03	1.59	2.80	1.30	(2.05)	2.15
Total from Investment Operations	0.08	1.89	2.88	2.37	(1.62)	2.40
Distributions to Shareholders
Dividends from Net Investment Income	(0.32)	(0.11)	(0.91)	(0.76)	(0.41)	(0.16)
Distributions from Capital Gains	(1.93)	(3.52)	(1.98)	(0.07)	—	—
Total Distributions	(2.25)	(3.63)	(2.89)	(0.83)	(0.41)	(0.16)
Net Asset Value, End of Period	$12.70	$14.87	$16.61	$16.62	$15.08	$17.11
Total Return	0.50%(b)	15.82%	20.14%	15.99%	(9.81)%	16.26%
Supplemental Data and Ratios
Net Assets, End of Period, in Thousands	$42,285	$41,612	$44,774	$77,479	$148,296	$197,299
Ratios to Average Net Assets:
Expenses, Including Waivers	0.88%(c)	0.94%(d)	0.89%(d)	0.89%(d)	0.88%	0.88%
Expenses, Excluding Waivers	1.19%(c)	1.35%	1.14%	0.97%	0.94%	0.95%
Net Investment Income, Including Waivers	0.74%(c)	2.17%	1.16%	3.48%	2.21%	2.16%
Net Investment Income, Excluding Waivers	0.43%(c)	1.76%	0.91%	3.40%	2.15%	2.09%
Portfolio Turnover Rate	65%(b)	99%	78%	31%	19%	24%

(a)	Calculated based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Expense ratio exceeds the expense cap due to the impact of certain expenses which are excluded from the expense cap.
The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Notes to the
Financial Statements
As of March 31, 2026 (Unaudited)
NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance provided under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
Securities Valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available are valued using a fair value determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such valuation adjustments are provided by approved pricing vendors or other independent pricing sources.
Securities Transactions and Investment Income—Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date, or as soon as the information is available and interest income is recognized on an accrual basis.
Fair Value Measurements—Accounting Standards Codification Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of March 31, 2026 in valuing the Funds’ investments carried at fair value:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,569,023,199	$874,523,301	$81,723,797
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,569,023,199	$874,523,301	$81,723,797
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.
SLOW AND STEADY WINS THE RACE

Notes to the
Financial Statements
As of March 31, 2026 (Unaudited)
Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$2,353,018	$31,330,133	$—	$33,683,151
Consumer Discretionary	2,168,755	30,293,272	—	32,462,027
Consumer Staples	3,847,314	10,228,257	—	14,075,571
Financials	—	50,165,050	—	50,165,050
Health Care	—	12,729,220	—	12,729,220
Industrials	—	23,101,494	—	23,101,494
Information Technology	—	40,227,639	—	40,227,639
Materials & Processing	—	12,400,561	—	12,400,561
Utilities	8,675,071	12,887,464	—	21,562,535
Total Common Stocks	$17,044,158	$223,363,090	$—	$240,407,248
Total Investments	$17,044,158	$223,363,090	$—	$240,407,248
Other Financial Instruments
Forward Currency Contracts^	$—	$269,981	$—	$269,981

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$3,141,052	$4,365,041	$—	$7,506,093
Consumer Discretionary	596,416	3,283,733	—	3,880,149
Consumer Staples	—	2,650,737	—	2,650,737
Financials	2,426,367	6,235,818	—	8,662,185
Health Care	3,597,436	743,043	—	4,340,479
Industrials	1,020,456	4,980,931	—	6,001,387
Information Technology	5,304,051	8,225,357	—	13,529,408
Materials & Processing	—	1,546,272	—	1,546,272
Real Estate	—	518,354	—	518,354
Utilities	2,107,982	1,547,069	—	3,655,051
Total Common Stocks	$18,193,760	$34,096,355	$—	$52,290,115
Short-Term Investments	54,165	—	—	54,165
Total Investments	$18,247,925	$34,096,355	$—	$52,344,280
Other Financial Instruments
Forward Currency Contracts^	$—	$225,371	$—	$225,371

*	As of March 31, 2026, the Level 2 investments held were securities subject to fair valuation and forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Securities Transactions and Investment Income—Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date, or as soon as the information is available and interest income is recognized on an accrual basis.
Foreign Taxes — Funds that invest in foreign securities may be subject to foreign dividend withholding taxes which are imposed by certain countries in which the Funds invest. These taxes are recorded concurrently with foreign dividend income on ex-dividend date. The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of the foreign tax withheld. The Funds record reclaim receivables based on rates established by applicable tax treaties and market convention. In consideration of recent judgements rendered by European courts, the Ariel International and Ariel Global Funds have filed for additional reclaims ("EU reclaims") related to prior years. A receivable for such EU reclaims is established only when both the amount is known and significant uncertainties regarding collectability are removed. These amounts, if any, are reported in the receivable for dividend reclaims in the  Statements of Assets and Liabilities. Tax reclaims received are reported under investment income on the Statements of Operations and expenses incurred related to filing EU reclaims are reported under professional fees in the Statements of Operations. Expenses that are contingent upon successful EU reclaims are recorded by the Funds once the amount is known.
Foreign Currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.  Net realized gain (loss) and net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are included as distributable earnings on the Statements of Assets and Liabilities until the underlying assets or liabilities are settled in cash, at which time they are recorded as net realized gain (loss) on foreign currency transactions on the Statements of Operations.

SLOW AND STEADY WINS THE RACE

Notes to the
Financial Statements
As of March 31, 2026 (Unaudited)
Forward Currency Contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error relative to their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments and in the Statements of Assets and Liabilities as a component of distributable earnings. The Funds record realized gain (loss) when a forward currency contract is settled or closed and disclose such realized gain (loss) on the Statements of Operations as net realized gain (loss) on forward currency contracts.
Offsetting Assets and Liabilities—The Funds are subject to various master netting agreements (“Master Netting Agreements”) that govern the terms of certain transactions with select counterparties. Master Netting Agreements seek to reduce the counterparty risk associated with relevant transactions by allowing the Funds to close out and net their total exposure to a counterparty in the event of a default by the other party or a termination event. Termination events include, but are not limited to, a failure to pay or deliver or a breach of the terms of the agreement with respect to transactions governed under a single agreement with that counterparty. The Master Netting Agreements may also specify collateral posting arrangements at pre-arranged exposure levels. The Funds are not currently collateralizing their exposures related to foreign exchange trades. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to the Master Netting Agreements in the Statements of Assets and Liabilities. Gross exposure relating to open forward currency contracts by counterparty is disclosed in the Schedules of Investments as open forward currency contracts with unrealized appreciation (assets) and open forward currency contracts with unrealized depreciation (liabilities) and in total by Fund on the Statements of Assets and Liabilities as unrealized appreciation on forward currency contracts (assets) and unrealized depreciation on forward currency contracts (liabilities). The net recognized asset (appreciation) or liability (depreciation) is shown in the Schedules of Investments as net unrealized appreciation (depreciation) on forward currency contracts.
Class and Expense Allocations—Each class of shares of the Funds has equal rights as to assets and earnings, except that shareholders of each class bear certain class-specific expenses related to marketing and distribution and shareholder servicing and communication. Income, other non-class-specific expense, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses that are not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.
Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. Ariel International Fund and Ariel Global Fund pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, fund administration, fund accounting, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
Distributions to Shareholders—Dividends from net investment income and net realized capital gains, if any, are declared and paid to shareholders at least annually and are recorded on ex-dividend date.
Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
NOTE Three | INVESTMENT TRANSACTIONS
Purchases and Sales—Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended March 31, 2026 were as follows:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Purchases	$473,395,415	$93,776,408	$8,912,385	$160,457,668	$35,707,473
Sales	560,171,242	148,084,624	8,342,909	181,513,004	36,566,792
NOTE Four | INCOME TAX
It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. The Funds file U.S. federal income tax returns in addition to any state and local tax returns that may be required.
The cost and unrealized appreciation and depreciation of investments (including derivative instruments) on a federal income tax basis at March 31, 2026 were as follows:
SLOW AND STEADY WINS THE RACE

Notes to the
Financial Statements
As of March 31, 2026 (Unaudited)
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$2,018,567,596	$609,184,811	$57,098,558	$218,969,184	$47,798,483
Gross unrealized appreciation	742,650,541	311,969,667	28,200,076	34,848,122	7,334,796
Gross unrealized depreciation	(192,194,938)	(46,631,177)	(3,574,837)	(13,410,058)	(2,788,999)
Net unrealized appreciation (depreciation)	$550,455,603	$265,338,490	$24,625,239	$21,438,064	$4,545,797
The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the deferral of losses due to wash sales and prior period partnership adjustments.
NOTE Five | INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH RELATED PARTIES
Management Fees—The Adviser provides investment advisory and administrative services to Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund under a Management Agreement. The Adviser provides investment advisory services to Ariel International Fund and Ariel Global Fund under an Advisory Agreement (the Management Agreement and the Advisory Agreement, collectively, the “Agreements”). Pursuant to the Agreements, the Adviser is paid a monthly fee on average daily net assets at the annual rates shown below:
Management fees	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Average daily net assets:
First $500 million	0.65%	0.75%	0.65%	0.80%	0.80%
Next $500 million	0.60%	0.70%	0.60%	0.80%	0.80%
Over $1 billion	0.55%	0.65%	0.55%	0.75%	0.75%
The Adviser has contractually agreed to reimburse the Funds to the extent their respective total annual operating expenses (excluding brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceed certain limits as shown below:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
	Investor Class	Investor Class	Investor Class	Institutional Class
First $30 million	1.50%	1.50%	—	—
Over $30 million	1.00%	1.00%	—	—
On average daily net assets	—	—	1.00%	0.75%
Expiration of waivers*	—	—	2027	2027

	Ariel International Fund		Ariel Global Fund
	Investor Class	Institutional Class	Investor Class	Institutional Class
On average daily net assets	1.13%	0.88%	1.13%	0.88%
Expiration of waivers*	2027	2027	2027	2027
 * Through January 31, 2027. After this date, there is no assurance that such expenses will be limited. The Adviser has no right to recapture previously-waived fees.
Distribution Fees—Ariel Distributors, LLC is the Funds’ distributor and principal underwriter (the “Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act for the Investor Class of the Funds. Under the plan, the Investor Class of each Fund pays 12b-1 distribution fees calculated at an annual rate of 0.25% of average daily net assets on a weekly basis to the Distributor for its services. For the six months ended March 31, 2026, distribution fee expenses were as follows:
	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Paid to Distributor	$1,486,810	$931,752	$67,536	$26,493	$16,130
Paid to Broker/Dealers	$1,050,594	$618,082	$40,299	$19,012	$7,985
The remaining amounts were used by the Distributor to offset the costs of marketing, advertising, and other distribution expenses.

SLOW AND STEADY WINS THE RACE

Notes to the
Financial Statements
As of March 31, 2026 (Unaudited)
Trustees’ Fees—Trustees’ fees and expenses represent only those expenses of disinterested (independent) trustees of the Funds.
NOTE Six | FORWARD CURRENCY CONTRACTS
Net realized gain (loss) and the change in net unrealized appreciation (depreciation) on forward currency contracts as reflected in the Statements of Operations as well as the volume of forward currency contracts measured by the number of trades during the year, and the average notional value of the forward currency contracts for the six months ended March 31, 2026 were:
	Ariel International Fund	Ariel Global Fund
Net Realized Gain (Loss) on Forward Currency Contracts	$158,570	$409,315
Change in Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts	$332,086	$296,243
Volume of Forward Currency Contracts	52	37
Average Notional Value of Forward Currency Contracts	$2,993,094	$1,076,612

Complete lists of forward currency contracts open as of March 31, 2026 are included in the Schedules of Investments for the respective Fund.
Rule 18f-4 under the 1940 Act requires, among other things, that funds deemed to be full derivatives users under the rule limit derivatives exposure through a value-at-risk test and requires such funds to adopt and implement a derivatives risk management program that is reasonably designed to manage derivatives risk. Accordingly,  the Ariel International Fund and Ariel Global Fund have adopted a derivatives risk management program that takes into account how each Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.
NOTE Seven | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the six months ended March 31, 2026 in securities of a company deemed to be an affiliated company of the Funds:
Security name	Shares Held March 31, 2026	Market Value September 30, 2025	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value March 31, 2026	Dividend Income
Ariel Fund
Common Stocks - 3.64%
Consumer Discretionary - 0.10%
Leslie’s, Inc.(a)	2,290,814	$12,324,480	$91,749	—	—	$(9,850,517)	$2,565,712	—
Energy - 3.54%
Core Laboratories, Inc.	5,411,351	80,573,320	1,549,312	21,755,567	(7,659,439)	38,148,957	90,856,583	119,144
Total Common Stocks		$92,897,800	$1,641,061	$21,755,567	$(7,659,439)	$28,298,440	$93,422,295	$119,144

(a)	Non-income producing.
NOTE Eight | LINE OF CREDIT
The Funds have a $125,000,000 Line of Credit (the “Line”), which is uncommitted, with Northern Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense on any amounts drawn (borrowed) under the Line. The interest rate charged on borrowing is equal to the Federal Funds Effective Rate plus 1.00%. As of March 31, 2026, there were no outstanding borrowings under the Line.
Borrowings on the Line for the six months ended March 31, 2026 are shown below:
Fund	Average daily borrowings	Number of days outstanding	Weighted average annualized interest rate
Ariel International Fund	$3,202,584	15	4.64%
Ariel Global Fund	226,782	3	4.72%
SLOW AND STEADY WINS THE RACE

Notes to the
Financial Statements
As of March 31, 2026 (Unaudited)
NOTE Nine | SEGMENT REPORTING
Accounting Standards Codification Topic 280 (ASC 280) establishes segment reporting requirements applicable to the Funds. Under ASC 820, each Fund represents a single operating segment and therefore, a single reportable segment. The Chief Financial Officer of the Adviser serves as the chief operating decision maker (CODM). Each Fund’s income, expenses, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
NOTE Ten | ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
NOTE Eleven | SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated subsequent events occurring after March 31, 2026 through the date the financial statements were issued and determined that there were no such events that would require adjustment to or additional disclosure in these financial statements.

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Important Supplemental Information
March 31, 2026 (Unaudited)
PROXY VOTING POLICIES, PROCEDURES AND RECORD
Both a description of the policies and procedures that the Funds’ investment adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available upon request by calling 800-292-7435. Such information for the Funds is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
SHAREHOLDER STATEMENTS AND REPORTS
The Funds attempt to reduce the volume of mail sent to shareholders by sending one copy of financial reports, prospectuses and other regulatory materials to two or more account holders who share the same address. We will send you a notice at least 60 days before sending only one copy of these documents if we have not received written consent from you previously. Should you wish to receive individual copies of materials, please contact us at 800-292-7435. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Funds file complete schedules of investments with the SEC for the quarters ended December 31 and June 30 of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Forms N-PORT are available on the SEC’s website at www.sec.gov.
All of the Funds’ quarterly reports contain a complete schedule of portfolio holdings. All quarterly reports are made available to shareholders on the Funds’ website at www.arielinvestments.com. Shareholders also may obtain copies of shareholder reports upon request by calling 800-292-7435, or by writing to Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 219227, Kansas City, Missouri, 64121-9227.
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Changes in and Disagreements with Accountants for Open-End Management Investment Companies
As of March 31, 2026
None to report.

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Proxy Disclosures for Open-End Management Investment Companies
As of March 31, 2026
None to report.
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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
As of March 31, 2026
See amounts disclosed above in the Statements of Operations under "Trustees' Fees and Expenses".

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Statement Regarding Basis for Approval of Investment Advisory Contract
As of March 31, 2026
Each year the Board of Trustees of the Trust (the “Board”), including a majority of the Trustees who are not “interested persons” of the Adviser or the Funds (“Independent Trustees”), is required by the 1940 Act to determine whether to continue each Fund’s management and advisory agreements with the Adviser (together the “Agreements”). At a meeting held in December 2025, the Board, including all of the Independent Trustees, upon recommendation of the Board’s Management Contracts Committee (the “Committee”), determined that the continuation of the Agreements was in the best interest of each Fund and its shareholders, and approved the continuation of each Agreement.
The Committee, which is comprised entirely of Independent Trustees and includes all Independent Trustees, led the Board in its consideration of the Agreements. In evaluating the Agreements with respect to each Fund, both the Committee and the Board held meetings in December 2025 to review and evaluate materials provided by the Adviser in response to questions submitted by the Independent Trustees and counsel that is independent of the Adviser (“Independent Counsel”). At its meetings, the Committee received presentations from members of management of the Adviser and from the portfolio manager(s) of each Fund. In addition, the Committee members received a memorandum from Independent Counsel describing the factors they should consider in performing their review, a supplemental report (the “Broadridge Report”) prepared by Broadridge, an independent provider of investment company data, and additional written material and presentations from the Adviser. During the meetings, the Committee was advised by, and met in executive session with, Independent Counsel. In connection with its deliberations, the Committee also considered a broad range of information relevant to the Board’s annual review of the Agreements that is provided to the Board and its various standing committees at meetings throughout the year, including investment performance reports and related portfolio information for each Fund, as well as periodic reports on, among other matters, pricing and valuation; brokerage and execution; compliance; and shareholder and other services provided by the Adviser, its affiliates, and the Funds’ other service providers.
Nature, Extent and Quality of Services. The Committee considered the Adviser’s specific responsibilities in the day-to-day management of the Funds, also taking into account information received at quarterly Board meetings related to the services rendered by the Adviser and the Independent Trustees’ knowledge of the Adviser’s operations. In addition, the Committee considered the Adviser’s historical approach in managing the Funds; the consistency of the Adviser’s investment approach; the background, education and experience of the Adviser’s investment personnel; the nature and quality of the Adviser’s services, including, among other things, compliance matters such as the Funds’ Liquidity Risk Management Program, trading practices, broker approval and selection, shareholder communications, Fund marketing and distribution strategies, information technology, and cybersecurity protections; and the Adviser’s commitment to diversity and civic affairs. The Committee also considered whether each Fund had operated within its investment objectives and each Fund’s record of compliance with its investment restrictions and other regulatory requirements. The Committee also considered information regarding the structure of the Adviser’s compensation program for portfolio managers and certain other employees, including with respect to the Adviser’s ability to attract and retain quality personnel. The Committee also considered the personal investments made by the Adviser’s personnel in the Funds, which aligns the interests of the Adviser and its personnel with those of the Funds’ shareholders.
Investment Performance. The Committee discussed with the Adviser’s portfolio managers factors that contributed to each Fund’s comparative performance as measured against its Broadridge Peer Group (as defined below). The Committee considered the investment performance of both the Investor and Institutional Classes of each Fund over time, including information provided in the Broadridge Report, comparing each Fund’s performance with that of comparable funds selected by Broadridge (the “Peer Group” or “Broadridge Peer Group”) as well as an analysis of Fund performance as compared to the performance of its benchmark over specific historical periods. For each period, the Broadridge report ranks each fund with the highest investment performance at the top, the fund with the lowest investment performance at the bottom and separates the Peer Group into five levels that each contain 20% of the universe (“quintiles”), with the top 20% being the first quintile and the bottom 20% being the fifth quintile. Where applicable, the Committee considered the one-, two-, three-, four-, five-, and ten-year periods for the fiscal year ended September 30, 2025. In the case of those Funds that underperformed their Broadridge Peer Group in one or more periods, the Committee discussed with the Adviser factors that caused such underperformance; considered the Adviser’s long-term investment process; and noted that in most instances the long-term track records supported the investment philosophy that, over time, consistent implementation of the investment approach should result in positive performance, but also would involve periods of underperformance. Further, the Committee observed that the Funds performed in line with expectations in light of the market environment during each period, given each Fund’s respective investment objective and investment strategy.
Fees and Expenses. The Committee considered comparative fee and expense information for each Fund’s Expense Group, as selected and analyzed in the Broadridge Report, which ranks funds with the lowest fee at the top, the funds with the highest fee at the bottom and separates the Expense Group into five levels that each contain 20% of the universe (“quintiles”), with the top being the first quintile and the bottom being the fifth quintile. The Committee also considered the historical expenses with respect to economies of scale realized by the Adviser and whether such benefits were being passed on to shareholders, such as through the use of breakpoints in the Adviser’s management fees. The Committee considered the impact of the Rule 12b-1 distribution services (“12b-1”) fees on the total expense ratio of the Investor Class of shares for all Funds and the resulting negative impact
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Statement Regarding Basis for Approval of Investment Advisory Contract
As of March 31, 2026
on the Funds’ Investor Class total expense ratio when compared to funds in their respective Broadridge Expense Groups that do not impose 12b-1 fees. The Committee observed that the Peer Group comparisons for the Funds’ Institutional Class shares were more illustrative since the Institutional Class does not charge 12b-1 fees.
The Committee considered the fees charged and services provided by Ariel to other types of clients and the rationale for any differences between those fees. The Committee also considered the revenue sharing payments made by the Adviser.
The Committee considered the following with respect to the investment performance and fees and expenses of each Fund for the fiscal year ended September 30, 2025:
Ariel Fund. The performance for Ariel Fund (both share classes) ranked in the first quintile for the one-year period and the second quintile for the five-year and ten-year periods as compared to its Broadridge Peer Group.
The actual management fees for Ariel Fund (both share classes) ranked in the first quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Fund’s Investor Class ranked in the third quintile, and the Ariel Fund’s Institutional Class ranked in the first quintile as compared to its Broadridge Expense Group.
Ariel Appreciation Fund. The performance for Ariel Appreciation Fund’s Investor Class ranked in the second quintile for the one-year period and the fifth quintile for the five-year and the ten-year periods as compared to its Broadridge Peer Group. The performance for Ariel Appreciation Fund’s Institutional Class ranked in the first quintile for the one-year period, the fifth quintile for the five-year period, and the fourth quintile for the ten-year period as compared to its Broadridge Peer Group.
The actual management fees for Ariel Appreciation Fund (both share classes) ranked in the third quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Appreciation Fund’s Investor Class ranked in the fourth quintile, and the Ariel Appreciation Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group.
Ariel Focus Fund. The performance for Ariel Focus Fund’s Investor Class ranked in the first quintile for the one-year period, the third quintile for the five-year period, and the fourth quintile for the ten-year period as compared to its Broadridge Peer Group. The performance for Ariel Focus Fund’s Institutional Class ranked in the first quintile for the one-year period and the third quintile for the five-year and ten-year periods as compared to its Broadridge Peer Group.
Ariel Focus Fund had fee reimbursements and expense limitations in place which resulted in reduced fees and/or expenses. The actual management fees for Ariel Focus Fund’s Investor Class  ranked in the first quintile, and the Ariel Focus Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Focus Fund’s Investor Class ranked in the third quintile, and the Ariel Focus Fund’s Institutional Class ranked in the first quintile as compared to its Broadridge Expense Group.
Ariel International Fund. The performance for Ariel International Fund (both share classes) ranked in the first quintile for the one-year period and the fifth quintile for the five-year and the ten-year periods as compared to its Broadridge Peer Group.
Ariel International Fund had fee reimbursements and expense limitations in place which resulted in reduced fees and/or expenses. The actual management fees for Ariel International Fund (both share classes) ranked in the first quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel International Fund (both share classes) ranked in the third quintile as compared to its Broadridge Expense Group.
Ariel Global Fund. The performance for Ariel Global Fund’s Investor Class ranked in the second quintile for the one-year period and the fourth quintile for the five-year and ten-year periods as compared to its Broadridge Peer Group. The performance for Ariel Global Fund’s Institutional Class ranked in the second quintile for the one-year period, the fourth quintile for the five-year period, and the third quintile for the ten-year period as compared to its Broadridge Peer Group.
Ariel Global Fund had fee reimbursements and expense limitations in place, which resulted in reduced fees and/or expenses. The actual management fees for Ariel Global Fund (both share classes) ranked in the first quintile as compared to its Broadridge Expense Group. The total expenses for the Ariel Global Fund’s Investor Class ranked in the fourth quintile, and the Ariel Global Fund’s Institutional Class ranked in the third quintile as compared to its Broadridge Expense Group.
Profitability and Economies of Scale. The Committee considered the profitability to the Adviser from its relationship with each Fund, including the methodology by which that profitability analysis was calculated. The Committee also considered the fee reimbursements and expense limitations in place for Ariel Focus Fund, Ariel International Fund, and Ariel Global Fund. The Committee considered the extent to which economies of scale may be realized as Funds increase in size and that the management fee schedule for each Fund contains breakpoints at different levels. The Committee considered the effective advisory fee rates for the Funds and whether the advisory fee schedules provide an appropriate sharing between the Funds and

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Statement Regarding Basis for Approval of Investment Advisory Contract
As of March 31, 2026
the Adviser of such economies of scale as may exist under the Agreements. The Committee considered information about the Funds’ soft dollar arrangements that benefit the Adviser, as well as the Adviser’s brokerage and trading practices. The Committee also considered ancillary benefits, including whether the Funds benefited from Mr. Rogers’ and Ms. Hobson’s high media profiles.
Approval. After full consideration of the above factors, as well as other factors that were instructive in evaluating the Agreements, the Board, including all of the Independent Trustees, concluded that continuation of each Fund’s Agreement was in the best interests of each Fund and its respective shareholders, and the Board approved the continuation of each Agreement. In reaching this determination, the Board considered that the nature, extent and quality of the services provided by the Adviser to each Fund were appropriate and consistent with the Fund’s Agreement; the Adviser’s commitment to its stated investment strategy and identified circle of competency, and its calm, reasoned and long-term approach to investing; that the management fees paid by each Fund were reasonable in light of the services provided; that the breakpoints in the fee schedule for each Fund have the potential to allow shareholders to benefit from economies of scale; that the profitability associated with the Adviser’s relationship with the Trust was within a reasonable range and was neither excessive nor so low that the Adviser could not be expected to continue to service the Funds effectively; and that the benefits accruing to the Adviser by virtue of its relationship with the Funds were reasonable in light of the costs of providing the investment management services and the benefits accruing to each Fund. The Board’s determinations were based upon a comprehensive consideration of all information provided to it, including both quantitative measures and qualitative factors, and were not the result of any single factor.
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Ariel Investment Trust
c/o U.S. Bank Global Fund Services
P.O. Box 219227
Kansas City, MO 64121-9227
800.292.7435
• arielinvestments.com
• linkedin.com/company/ariel-investments
• instagram.com/arielinvestments
• x.com/arielinvests

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics – Not applicable for the reporting period.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 - Not applicable.

(a)(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Files as an attachment to this filing.

(a)(4) Written solicitation to purchase securities under Rule 23c-1 - Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President
(Principal Executive Officer)

Date: May 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President
(Principal Executive Officer)

Date: May 22, 2026

By:	/s/ Adam Nelson
Adam Nelson
Vice President and Treasurer
(Principal Financial Officer)

Date: May 22, 2026